BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Bank Loans Disclosure [Abstract]
Schedule Of Bank Loans [Table Text Block]
Bank loans consisted of the following:

	December 31, 2013		December 31, 2012
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of Hong Kong	1.17%	$1,279,002	1.5%	$100,256
Total		$1,279,002		$100,256